12. INCOME TAXES: Schedule of expiration of non-capital loss carry forwards (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of expiration of non-capital loss carry forwards

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$ 605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,504
2037	366,614
2038	336,016
2039	205,817
2040	522,300
2041	406,645
2042	416,062
2043	457,565
2044	477,091
2045	394,009

Total	$ 12,129,310